Significant accounting policies	3 Months Ended
Mar. 31, 2018
Significant accounting policies
Significant accounting policies

Note 2 – Significant accounting policies

(a)Basis of presentation

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of condensed interim financial statements, including IAS 34 Interim Financial Reporting. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2017 and were prepared using the same accounting policies, method of computation and presentation as were applied in the annual consolidated financial statements for the year ended December 31, 2017, except as noted in Note 2(b). These consolidated financial statements were authorized for issuance by the Board of Directors on May 9, 2018.

The financial information included herein reflects all adjustments, consisting only of normal recurring adjustments which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. The results of operations for the three months ended March 31, 2018 are not necessarily indicative of the results to be expected for the full year. Seasonality is not considered to have a significant impact over the condensed consolidated interim financial statements. Taxes on income in the interim period have been accrued using the tax rates that would be applicable to expected total annual income.

(b)New and amended standards adopted by the Company

The following accounting standards were adopted by the Company as of January 1, 2018. The impact of the adoption of these standards and the new accounting policies are disclosed below.

IFRS 9 Financial Instruments

IFRS 9 Financial Instruments (“IFRS 9”), replaces the provisions of IAS 39 Financial Instruments: Recognition and Measurement (“IAS 39”) that relate to the recognition, classification and measurement of financial assets and financial liabilities, derecognition of financial instruments, impairment of financial assets and hedge accounting.

The adoption of IFRS 9 on January 1, 2018 resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. The Company has applied the changes in accounting policies retrospectively; however in accordance with the transitional provisions in IFRS 9, comparative figures have not been restated. The reclassifications and adjustments are recognized in the opening balance sheet as at January 1, 2018 as summarized below.

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The Company has made an irrevocable election available under IFRS 9 to continue to classify its long-term investments in equity securities at fair value through other comprehensive income (“FVTOCI”) because these investments are held as long-term strategic investments that are not expected to be sold in the short term.  This election is available on an instrument-by-instrument basis. Previously these investments were classified as available-for-sale under IAS 39. Changes in the fair value of these investments are recognized in other comprehensive income (loss). On adoption of IFRS 9, the Company recorded an adjustment of $27.1 million to reduce opening deficit with a corresponding adjustment to increase accumulated other comprehensive loss to reclassify the accumulated impairment losses on these investments to accumulated other comprehensive loss. There was no impact on net income or other comprehensive loss for the three months ended March 31, 2018.

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Under IAS 39, investments in equity instruments that do not have a quoted market price in an active market and whose fair value cannot be reliably measured can be measured at cost. This cost exemption is not available under IFRS 9. At the date of adoption, the Company held one equity investment at cost, which had a carrying value of $4.0 million as at January 1, 2018.  The Company assessed the fair value of the instrument based on valuation techniques that include inputs that are not based on observable market data and determined that the fair value approximates the carrying value of the instrument as of the date of adoption and as such the Company concluded no adjustment is required. The Company has determined that there was no change in the fair value of this investment during the three months ended March 31, 2018.

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IFRS 9 applies an expected credit loss model to evaluate financial assets for impairment, rather than an incurred loss model previously applied under IAS 39. The Company’s financial assets which are subject to credit risk include cash and cash equivalents, receivables and loan receivable. The Company holds one loan receivable from Noront Resources Ltd. The loan receivable is carried at amortized cost and had a carrying value of $30.1 million as at January 1, 2018. Application of the expected credit loss model at the date of adoption did not have a significant impact on the Company’s financial assets because the Company determined that the expected credit losses on its financial assets were nominal. There were no impairment losses recorded on financial assets during the three months ended March 31, 2018.

On the date of the initial application, January 1, 2018, the financial instruments of the Company were as follows, with any reclassifications noted:

	Measurement category		Carrying amount
	Original	New	Original	New
	(IAS 39)	(IFRS 9)	(IAS 39)	(IFRS 9)	Difference
Current financial assets
Cash and cash equivalents	Available-for-sale	Amortized cost	$511.1	$511.1	$—
Receivables	Amortized cost	Amortized cost	54.6	54.6	—
Receivables from provisional gold equivalent sales	FVTPL(1)	FVTPL	11.3	11.3	—
Non-current financial assets
Equity investments	Available-for-sale	FVTOCI(2)	$172.2	$172.2	$—
Warrants	FVTPL	FVTPL	0.8	0.8	—
Loan receivable	Amortized cost	Amortized cost	30.1	30.1	—
Financial liabilities
Accounts payable and accrued liabilities	Amortized cost	Amortized cost	$21.5	$21.5	$—
Debt	Amortized cost	Amortized cost	—	—	—
1	Fair value through profit or loss.
2	Fair value through other comprehensive income or loss.

Except as noted above, the adoption of IFRS 9 did not result in changes in the carrying values of the Company’s financial instruments on January 1, 2018.

Financial assets and financial liabilities are recognized on the Company’s statement of financial position when the Company has become a party to the contractual provisions of the instrument. Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership. The Company’s financial instruments consist of cash and cash equivalents, receivables, accounts payable, accrued liabilities, debt, and investments, including equity investments, loans receivable, and warrants. Financial instruments are recognized initially at fair value.

IFRS 9 includes a revised model for classifying financial assets, which results in classification according to a financial instrument’s contractual cash flow characteristics and the business models under which they are held. Under the IFRS 9 model for classification the Company has classified its financial assets as described below.

(i)	Cash and cash equivalents

Cash and cash equivalents comprise cash on hand, deposits held with banks and other short-term highly liquid investments with original maturities of three months or less. Cash and cash equivalents are recorded at amortized cost using the effective interest method. Previously under IAS 39 these amounts were classified as available-for-sale. The change in classification did not impact the measurement of cash and cash equivalents.

(ii)Receivables

Receivables, other than those related to stream agreements with provisional pricing mechanisms, are classified as financial assets at amortized cost and measured using the effective interest method less any impairment loss allowance. The loss allowance for receivables is measured based on lifetime expected credit losses.

(iii)Investments

Investments comprise equity interests in publicly-traded and privately-held entities, warrants, marketable securities with original maturities at the date of the purchase of more than three months and a loan receivable.

The Company’s equity investments are held for strategic purposes and not for trading. Upon adoption of IFRS 9, the Company made an irrevocable election to designate these investments in common shares at FVTOCI. FVTOCI investments are recognized initially at fair value plus transaction costs. Subsequent to initial recognition, FVTOCI investments are measured at fair value and changes in the fair value are recognized directly in other comprehensive income (loss). When an equity investment at FVTOCI is sold, the accumulated gains or losses are reclassified from accumulated other comprehensive income (loss) directly to deficit. Previously under IAS 39, these equity investments were classified as available-for-sale financial assets.

Translation differences on equity securities classified as FVTOCI are included in other comprehensive income (loss).

Derivative instruments, such as warrants and receivables related to stream agreements with provisional pricing mechanisms, are classified as fair value through profit and loss (“FVTPL”) and are recognized initially at fair value. Subsequent to initial recognition, derivatives are measured at fair value. In the case of receivables related to stream agreements with provisional pricing, once the final settlement price is determined the financial instrument is no longer a derivative and is classified as a financial asset at amortized cost. Changes in the fair value of receivables related to stream agreements with provisional pricing mechanisms are recognized in revenue in the statement of income and other comprehensive income (loss).  Changes in fair value of warrants are recognized as other income (expenses) in the statement of income and comprehensive income (loss).

Loans receivable are classified as financial assets at amortized cost because these instruments are held for collection of contractual cash flows and those cash flows represent solely payments of principal and interest. Loans are measured at amortized cost using the effective interest method, less any impairment loss allowance. The impairment loss allowance for the loan receivable is measured based on expected credit losses. Interest income is recognized by applying the effective interest rate method and presented as finance income in the statement of income and comprehensive income (loss).

(iv)Financial liabilities

Financial liabilities, including accounts payable, accrued liabilities and debt, are classified as financial liabilities to be subsequently measured at amortized cost using the effective interest method.

IFRS 15 Revenue from Contracts with Customers

Effective January 1, 2018, the Company has adopted IFRS 15 Revenue from Contracts with Customers (“IFRS 15”). This new standard was applied using a modified retrospective approach whereby the effects of the change in accounting policies for revenue as at January 1, 2018 are presented together as a single adjustment to the opening balance of deficit.  Therefore, the comparative information has not been restated and continues to be reported under IAS 18 Revenue. The adoption of IFRS 15 did not have a significant impact on the timing or measurement of the Company’s revenue and no adjustment to the opening balance of deficit as at January 1, 2018 has been recorded as result of adopting IFRS 15.

The following policies applied in accounting for revenue for the three months ended March 31, 2018. In the comparative period, revenue was accounted for in accordance with the revenue recognition policies disclosed in the Company’s annual consolidated financial statements for the year ended December 31, 2017.

The Company generates revenue from contracts with customers under each of its royalty, stream and working interests. The Company has determined that each unit of a commodity that is delivered to a customer under a royalty, stream, or working interest arrangement is a performance obligation for the delivery of a good that is separate from each other unit of the commodity to be delivered under the same arrangement.

(i)	Stream arrangements

Under its stream arrangements, the Company acquires commodities from operators of mineral properties on which the Company has stream interests. The Company sells the commodities received under these arrangements to its customers under separate sales contracts.

For those stream arrangements where the Company acquires refined metal from the operator, the Company sells the refined metal to third party financial institutions or brokers. The Company transfers control over the commodity on the date the commodity is credited to the customer’s metal account, which is the date that title to the commodity and the risks and rewards of ownership transfer to the customer and the customer is able to direct the use of and obtain substantially all of the benefits from the commodity. The transaction price for these sales is fixed at the delivery date based on the spot price for the commodity and payment of the transaction price is generally due immediately when control has been transferred.

For those stream arrangements where the Company acquires the commodities in concentrate form from the operator, the Company sells the concentrate under sales contracts with independent smelting companies. The Company transfers control over the concentrate at the time of shipment, which is when the risks and rewards of ownership and title pass to the independent smelting company. The final prices for metals contained in the concentrate are determined based on the market price for the metals on a specified future date after shipment. Upon transfer of control at shipment, the Company records revenue and a corresponding receivable from these sales based on forward commodity prices at the time of shipment.

Variations between the price recorded at the transfer of control and the actual final price set under the contracts with the smelting companies are caused by changes in market commodity prices, and result in an embedded derivative in the receivable. The embedded derivative is recorded at fair value each period until final settlement occurs, with changes in fair value classified as provisional price adjustments and included as a component of stream revenue. IFRS 15 does not consider provisional price adjustments associated with concentrate sales to be revenue from contracts with customers as they arise from changes in market commodity prices. As such, provisional price adjustments are presented separately in Note 10 of these condensed consolidated financial statements.

(ii)	Royalty arrangements

For royalty interests, the Company sells commodities to customers under contracts that are established by the operator of each mineral or oil & gas property on which the royalty interest is held. The Company recognizes revenue from these sales when control over the commodity transfers to the customer. This transfer of control generally occurs when the operator of the mineral or oil & gas property on which the royalty interest is held physically delivers the commodity to the customer. At this point in time, the risks and rewards of ownership have transferred to the customer and the Company has an unconditional right to payment.

Revenue from royalty arrangements is measured at the transaction price agreed in the royalty arrangement with the operator of each mineral or oil & gas property. The transaction price will reflect the gross value of the commodity sold less deductions that vary based on the terms of the royalty arrangement.

(iii)	Working interest arrangements

The Company sells its proportionate share of the crude oil, natural gas and natural gas liquids to third-party customers using the services of a third-party marketing agent. The Company transfers control over the oil & gas at the time it enters the pipeline system, which is when title and the risks and rewards of ownership are transferred to customers and the Company has an unconditional right to payment. Revenue is measured at the transaction price set by reference to monthly market commodity prices plus certain price adjustments. Price adjustments include product quality and transportation adjustments and market differentials.

(c)New accounting standards issued but not yet effective

IFRIC 23 Uncertainty over Income Tax Treatments

In June 2017, the IFRS Interpretation Committee issued IFRIC 23, which clarifies how the recognition and measurement requirements of IAS 12 Income Taxes are applied where there is uncertainty over income tax treatments. IFRIC 23 becomes effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively with early adoption permitted. The Company is in the process of assessing the impact of IFRIC 23 on the consolidated financial statements.

IFRS 16 Leases

In January 2016, the IASB issued IFRS 16 Leases, which requires lessees to recognize assets and liabilities for most leases. IFRS 16 becomes effective for annual periods beginning on or after January 1, 2019 and is to be applied retrospectively with early adoption permitted, provided IFRS 15 has been applied or is applied at the same date as IFRS 16. The Company does not anticipate early adoption and is assessing the impact of adoption of this new standard on the consolidated financial statements.